Debt - Convertible Notes (Details) - Convertible Notes - USD ($) $ in Thousands			1 Months Ended
	Dec. 19, 2023	Dec. 18, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Jan. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Dec. 31, 2023	Feb. 15, 2023	Feb. 14, 2023
Debt
Principal amount			$ 100	$ 500	$ 400	$ 350	$ 100	$ 150	$ 950
Maturity term			6 months	6 months	6 months	6 months	6 months	6 months	6 months
Interest rate												12.00%	10.00%
Discounted percentage of price per share for conversion of unpaid principal and accrued interest to share		50.00%
Total face value of the convertible notes	$ 2,754
Outstanding debt balance										$ 0	$ 0
Principal outstanding balance	2,550
Accrued unpaid interest	$ 204